Mortgage Banking Activities, Managed Servicing Portfolio (Details) - USD ($) $ in Billions	Dec. 31, 2016	Dec. 31, 2015
Components of Managed Servicing Portfolio [Abstract]
Serviced for others	$ 1,684	$ 1,778
Total managed servicing portfolio	$ 2,179	$ 2,256
Ratio of MSRs to related loans serviced for others	0.85%	0.77%
Residential mortgage servicing rights [Member]
Components of Managed Servicing Portfolio [Abstract]
Serviced for others	$ 1,205	$ 1,300
Owned loans serviced	347	345
Subserviced for others	8	4
Total managed servicing portfolio	1,560	1,649
Commercial mortgage servicing [Member]
Components of Managed Servicing Portfolio [Abstract]
Serviced for others	479	478
Owned loans serviced	132	122
Subserviced for others	8	7
Total managed servicing portfolio	$ 619	$ 607